NOTE 16 – SUBSEQUENT EVENTS.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
NOTE 16 – SUBSEQUENT EVENTS.

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these consolidated financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure.

NOTE 16 – SUBSEQUENT EVENTS.

Subsequent to December 31, 2020 and through the date that these financials were made available, the Company had the following subsequent events:

On March 31, 2022 the Company sold 2,000,000 common shares under a subscription agreement of our Regulation A offering statement for an aggregated amount of $1,000,000. The shares were issued on April, 6, 2022.